Shareholder Fees {- Fidelity® Growth & Income Portfolio}	Sep. 29, 2021 USD ($)
07.31 Fidelity Growth & Income Portfolio Retail PRO-06 | Fidelity® Growth & Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none